Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Net CHB, LLC
Acquisition
Cash acquired	$ 658
Foxtrot
Acquisition
Cash acquired	0
XPS
Acquisition
Cash acquired	3,932
Supply Vision
Acquisition
Cash acquired	$ 413
QuestaWeb
Acquisition
Cash acquired		$ 2,097
Portrix
Acquisition
Cash acquired		200
GreenMile
Acquisition
Cash acquired		$ 1,552
Peoplevox
Acquisition
Cash acquired			$ 1,634
Kontainers
Acquisition
Cash acquired			13
ShipTrack
Acquisition
Cash acquired			$ 529